Principal Subsidiaries and Non-Controlling Interests in Subsidiaries - Summary of Significant Investments In Subsidiaries (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
International [member] | Scotiabank Colpatria -S- -A- [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Colpatria S.A. (formerly Banco Colpatria Multibanca Colpatria S.A.) 51%)
Principal office	Bogota, Colombia
Carrying value	$ 1,221	$ 1,160
International [member] | Grupo Financiero Scotiabank Inverlat, S.A. de C.V. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Grupo Financiero Scotiabank Inverlat, S.A. e C.V. (97.4%)
Principal office	Mexico City, Mexico
Carrying value	$ 3,901	3,544
International [member] | Scotiabank Chile S A [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Chile S.A (75.5%)
Principal office	Santiago, Chile
International [member] | Scotia Group Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Group Jamaica Limited (71.8%)
Principal office	Kingston, Jamaica
International [member] | Scotiabank Trinidad and Tobago Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Trinidad and Tobago Limited (50.9%)
Principal office	Port of Spain, Trinidad and Tobago
International [member] | Scotiabank El Salvador, S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank El Salvador, S.A. (99.6%)
Principal office	San Salvador, El Salvador
Carrying value	$ 686	659
International [member] | Scotiabank Peru S.A.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Peru S.A.A. (98.05%)
Principal office	Lima, Peru
Carrying value	$ 4,877	4,518
International [member] | The Bank of Nova Scotia Berhad [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Bank of Nova Scotia Berhad
Principal office	Kuala Lumpur, Malaysia
Carrying value	$ 318	303
International [member] | The Bank of Nova Scotia International Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Bank of Nova Scotia International Limited
Principal office	Nassau, Bahamas
Carrying value	$ 19,312	18,223
International [member] | BNS asia limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BNS Asia Limited
Principal office	Singapore
International [member] | The Bank of Nova Scotia Trust Company (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Bank of Nova Scotia Trust Company (Bahamas) Limited
Principal office	Nassau, Bahamas
International [member] | Grupo BNS de Costa Rica S.A. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Grupo BNS de Costa Rica, S.A.
Principal office	San Jose, Costa Rica
International [member] | Scotiabank & Trust (Cayman) Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank & Trust (Cayman) Ltd.
Principal office	Grand Cayman, Cayman Islands
International [member] | Scotiabank (Bahamas) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Bahamas) Limited
Principal office	Nassau, Bahamas
International [member] | Scotiabank (British Virgin Islands) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (British Virgin Islands) Limited
Principal office	Road Town, Tortola, B.V.I.
International [member] | Scotiabank (Hong Kong) Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Hong Kong) Limited
Principal office	Hong Kong, China
International [member] | Scotiabank (Ireland) Designated Activity Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Ireland) Designated Activity Company
Principal office	Dublin, Ireland
International [member] | Scotiabank (Turks and Caicos) Ltd. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Turks and Caicos) Ltd.
Principal office	Providenciales, Turks and Caicos Islands
International [member] | BNS International Panama SA. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BNS International (Panama) S.A.
Principal office	Panama City, Panama
International [member] | Nova Scotia Inversiones Limitada [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Nova Scotia Inversiones Limitada
Principal office	Santiago, Chile
Carrying value	$ 5,100	3,325
International [member] | Scotia Holdings (US) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Holdings (US) Inc.
Principal office	New York, New York
International [member] | Scotiabanc Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabanc Inc.
Principal office	Houston, Texas
International [member] | Scotia Capital (USA) Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Capital (USA) Inc.(4)(5)
Principal office	New York, New York
International [member] | Scotia International Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia International Limited
Principal office	Nassau, Bahamas
Carrying value	$ 635	642
International [member] | Scotiabank Anguilla Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Anguilla Limited
Principal office	The Valley, Anguilla
International [member] | Scotiabank Brasil S.A. Banco Multiplo [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Brasil S.A. Banco Multiplo
Principal office	Sao Paulo, Brazil
Carrying value	$ 386	223
International [member] | Scotiabank Caribbean Holdings Ltd [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Caribbean Holdings Ltd.
Principal office	Bridgetown, Barbados
Carrying value	$ 1,847	1,710
International [member] | The Bank of Nova Scotia Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	The Bank of Nova Scotia Jamaica Limited
Principal office	Kingston, Jamaica
International [member] | Scotia Investments Jamaica Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Investments Jamaica Limited
Principal office	Kingston, Jamaica
International [member] | Scotiabank (Belize) Ltd. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Belize) Ltd.
Principal office	Belize City, Belize
International [member] | Scotiabank Panama SA. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank (Panama) S.A.
Principal office	Panama City, Panama
International [member] | Scotiabank Uruguay SA. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Uruguay S.A.
Principal office	Montevideo, Uruguay
Carrying value	$ 490	496
International [member] | Scotiabank de Puerto Rico [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank de Puerto Rico
Principal office	San Juan, Puerto Rico
Carrying value	$ 1,555	1,395
International [member] | Scotiabank Europe plc[member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotiabank Europe plc
Principal office	London, United Kingdom
Carrying value	$ 2,432	2,400
Canada [member] | 1832 Asset Management L.P. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	1832 Asset Management L.P.
Principal office	Toronto, Ontario
Carrying value	$ 1,524	2,006
Canada [member] | BNS Investments Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	BNS Investments Inc.
Principal office	Toronto, Ontario
Carrying value	$ 13,870	13,551
Canada [member] | Montreal Trust Company of Canada [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Montreal Trust Company of Canada
Principal office	Montreal, Quebec
Canada [member] | National Trustco Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	National Trustco Inc. (2)
Principal office	Stratford, Ontario
Carrying value	$ 415	449
Canada [member] | Roynat Inc. [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Roynat Inc.
Principal office	Calgary, Alberta
Carrying value	$ 432	239
Canada [member] | Scotia Capital Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Capital Inc.
Principal office	Toronto, Ontario
Carrying value	$ 1,391	1,024
Canada [member] | Scotia Dealer Advantage Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Dealer Advantage Inc.
Principal office	Burnaby, British Columbia
Carrying value	$ 592	567
Canada [member] | Scotia Life Insurance Company [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Life Insurance Company
Principal office	Toronto, Ontario
Carrying value	$ 219	189
Canada [member] | Scotia Mortgage Corporation [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Mortgage Corporation
Principal office	Toronto, Ontario
Carrying value	$ 588	615
Canada [member] | Scotia Securities Inc. [Member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Scotia Securities Inc.
Principal office	Toronto, Ontario
Carrying value	$ 40	34
Canada [member] | Tangerine Bank [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Tangerine Bank
Principal office	Toronto, Ontario
Carrying value	$ 3,525	$ 3,488
Canada [member] | Jarislowsky, Fraser Limited [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	Jarislowsky, Fraser Limited
Principal office	Montreal, Quebec
Carrying value	$ 947
Canada [member] | MD Financial Management Inc [member]
Disclosure of subsidiaries [line items]
Significant subsidiaries	MD Financial Management Inc.
Principal office	Ottawa, Ontario
Carrying value	$ 2,612